Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Common Stock Issuances

Date of securities
Purchasers	Securities sold	issued	Consideration
Forwin	5,000,000 Shares	January 16, 2015	$10,000, or $2 per Share
Central Able	2,500,000 Shares	January 30, 2015	$5,000, or $2 per Share
CECEP HK (see Note 3)	5,722,977 shares	January 30, 2015	$8,269, or $1.44 per Share
Restricted Stocks, Exercised	18,700,000 Shares1	March 2, 2015	Nil
Restricted Stocks, Exercised	500,000 Shares1	March 26, 2015	Nil
Huang Zheng	338,679 Shares2	June 4, 2015	$726, or $2.14 per Share
RE Capital Pte. Ltd.	2,849,741 Shares3	June 2, 2015	$5,500 or $1.93 per Share
Solar Juice	14,073,354 Shares4	June 11, 2015	$15,578 or $1.11 per Share
Yes Yield	9,260,000 Shares	July 1, 2015	$25,000 or $2.70 per Share
Employee options exercise	78,750 Shares	December 2015	$29 or $0.3 to $0.44 per Share
Yes Yield (see Note 22)	3,703,704 Shares	December 31, 2015	$10,000 or $2.7 per Share
Brilliant King (see Note 22)	6,000,000 Shares	December 31, 2015	$12,000 or $2 per Share
Poseidon (see Note 22)	1,500,000 Shares	December 31, 2015	$3,000 or $2 per Share
Repurchase	-10,000 Shares	December 28, 2015	-$20 or $1.98 per Share

Note:

(1)	On March 2, 2015 and March 26, 2015, the Company issued Restricted Stock underlying 19,200,000 shares of the Company’s common stock to certain management members, which were exercised in March 2015.

(2)

The Company should issue 338,679 shares of Common Stock to Lang Lang, an internationally renowned pianist, as part of the consideration to be brand spokesman for Solarbao within three years. According to Lang Lang’s instruction, the Group directly issued the shares to Huang Zheng, Lang Lang’s agent, on June 4, 2015.

(3)

On June 2, 2015, the Company issued 2,849,741 shares of Common Stock as part of the consideration to acquire all interest in solar PV projects of 30 MW in Japan from RE Capital Pte. Ltd. as described in Note 9 — Project assets.

(4)

On June 11, 2015, the Company issued 14,073,354 shares of Common Stock as part of the consideration to acquire the outstanding capital stock of Solar Juice as described in Note 3 — Business Acquisitions.